Income Tax	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
Income tax

Note 23. Income tax

Considering that the Company is domiciled in Cayman and there is no income tax in that jurisdiction, the combined tax rate of 34% demonstrated below is the current rate applied to the Group which is the operational and main company of all operating entities of the Group in Brazil.

Current tax

Income tax on net profit or loss was calculated in accordance with applicable Brazilian law, applying tax rates for regular and presumed income tax regime, as described in note 3 related to taxation.

The income tax recorded in income for the years ended December 31, 2025, 2024, and 2023, is as follows:

	2025	2024	2023
Loss before income tax	(96,399)	(68,706)	(244,304)
Income tax credit at the combined rate of 34%	32,776	23,360	83,063
Adjustments for the demonstration of the effective rate:
Non-deductible expenses	2,399	2,370	385
Unrecognized tax loss carryforwards and temporary differences(i)	(53,558)	(45,123)	(97,273)
Deferred tax liability expenses from identifiable assets acquired of businesses	6,544	5,072	5,072
Research and development tax benefit	1,583	4,816	3,247
Other	(234)	2	1,948
Income tax recorded in the income for the year	(10,490)	(9,503)	(3,558)

Current tax	(17,990)	(13,518)	(9,751)
Deferred tax	7,500	4,015	6,193
Effective tax rate	10.88%	13.83%	1.46%

(i)	The Company has not recorded a deferred tax asset on tax loss carryforwards and temporary differences as the Company does not expect to realize these tax benefits in the foreseeable future. Tax losses may be carried forward indefinitely, though the amount of the carryforward that can be utilized is limited to 30% of taxable income in each carryforward year. As of December 31, 2025, 2024, and 2023, the Group had total tax losses of R$297.8 million, R$249.7 million, and R$124.7 million, respectively.

Deferred tax liability

As of December 31, 2025 and 2024, deferred tax liabilities are recognized for the temporary differences between the book and tax basis of intangible assets recorded in connection with business combinations in the amount of R$35.6 million and R$40.6 million, respectively.